UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

LARGE CAP GROWTH AND VALUE FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS LARGE CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 96.4%
CONSUMER DISCRETIONARY - 18.4%
Hotels, Restaurants & Leisure - 1.1%
64,000	McDonald’s Corp.	$1,994,880

Household Durables - 0.8%
56,000	Newell Rubbermaid Inc.	1,392,720

Internet & Catalog Retail - 3.3%
48,500	Amazon.com Inc. *	2,190,745
145,500	IAC/InterActiveCorp *	3,884,850

		6,075,595

Media - 8.9%
59,500	Comcast Corp., Class A Shares *	1,828,435
27,500	EchoStar Communications Corp., Class A Shares *	789,800
195,500	Liberty Media Corp., Class A Shares *	1,718,445
150,000	News Corp., Class B Shares	2,601,000
329,300	Time Warner Inc.	5,604,686
141,100	Walt Disney Co.	3,617,804

		16,160,170

Multiline Retail - 1.2%
20,500	J.C. Penney Co. Inc.	1,150,870
16,500	Target Corp.	969,375

		2,120,245

Specialty Retail - 3.1%
41,500	Bed Bath & Beyond Inc. *	1,904,850
84,300	Home Depot Inc.	3,667,893

		5,572,743

	TOTAL CONSUMER DISCRETIONARY	33,316,353

CONSUMER STAPLES - 11.9%
Beverages - 4.0%
104,000	Coca-Cola Co.	4,551,040
50,000	PepsiCo Inc.	2,726,500

		7,277,540

Food & Staples Retailing - 0.8%
69,690	Kroger Co. *	1,383,347

Food Products - 2.3%
69,540	Sara Lee Corp.	1,385,932
39,100	Wm. Wrigley Jr. Co.	2,781,574

		4,167,506

Household Products - 0.7%
18,900	Kimberly-Clark Corp.	1,205,064

Personal Products - 2.5%
84,000	Gillette Co.	4,508,280

Tobacco - 1.6%
44,700	Altria Group Inc.	2,993,112

	TOTAL CONSUMER STAPLES	21,534,849

ENERGY - 5.2%
Energy Equipment & Services - 1.0%
8,500	Nabors Industries Ltd. *	556,325
18,500	Noble Corp.	1,242,830

		1,799,155

Oil, Gas & Consumable Fuels - 4.2%
21,200	BP PLC, Sponsored ADR	1,396,656
45,000	Royal Dutch Shell PLC, ADR, Class A Shares	2,757,600

See Notes to Schedule of Investments.

1

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS LARGE CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
18,000	Suncor Energy Inc.	$880,200
20,000	Total SA, Sponsored ADR	2,500,000

		7,534,456

	TOTAL ENERGY	9,333,611

FINANCIALS - 18.8%
Capital Markets - 6.1%
58,400	Bank of New York Co. Inc.	1,797,552
16,500	Goldman Sachs Group Inc.	1,773,420
108,100	Merrill Lynch & Co. Inc.	6,354,118
21,100	Morgan Stanley	1,119,355

		11,044,445

Commercial Banks - 3.6%
61,218	Bank of America Corp.	2,669,105
33,000	Comerica Inc.	2,016,300
36,000	Wachovia Corp.	1,813,680

		6,499,085

Consumer Finance - 2.3%
29,100	American Express Co.	1,600,500
31,000	Capital One Financial Corp.	2,557,500

		4,158,000

Diversified Financial Services - 1.0%
51,000	JPMorgan Chase & Co.	1,792,140

Insurance - 5.3%
108,600	American International Group Inc.	6,537,720
15,670	Chubb Corp.	1,391,809
37,000	St. Paul Travelers Cos. Inc.	1,628,740

		9,558,269

Thrifts & Mortgage Finance - 0.5%
15,000	Golden West Financial Corp.	976,800

	TOTAL FINANCIALS	34,028,739

HEALTH CARE - 15.0%
Biotechnology - 5.9%
59,200	Amgen Inc. *	4,721,200
77,500	Biogen Idec Inc. *	3,044,975
33,250	Genentech Inc. *	2,970,222

		10,736,397

Health Care Providers & Services - 1.8%
17,390	Aetna Inc.	1,345,986
26,500	WellPoint Inc. *	1,874,610

		3,220,596

Pharmaceuticals - 7.3%
78,600	Johnson & Johnson	5,027,256
19,500	Novartis AG, Sponsored ADR	949,845
203,220	Pfizer Inc.	5,385,330
43,500	Sanofi-Aventis, ADR	1,883,550

		13,245,981

	TOTAL HEALTH CARE	27,202,974

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.6%
21,000	Boeing Co.	1,386,210
37,500	Raytheon Co.	1,474,875

		2,861,085

See Notes to Schedule of Investments.

2

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS LARGE CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.8%
25,300	Avery Dennison Corp.	$1,433,751

Industrial Conglomerates - 2.9%
103,900	General Electric Co.	3,584,550
23,500	Textron Inc.	1,742,995

		5,327,545

	TOTAL INDUSTRIALS	9,622,381

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.4%
192,000	Cisco Systems Inc. *	3,676,800
46,000	Comverse Technology Inc. *	1,163,340
84,900	Nokia Oyj, Sponsored ADR	1,354,155

		6,194,295

Computers & Peripherals - 4.2%
89,100	Dell Inc. *	3,605,877
24,600	International Business Machines Corp.	2,053,116
31,300	Lexmark International Inc., Class A Shares *	1,962,510

		7,621,503

Semiconductors & Semiconductor Equipment - 5.6%
201,300	Intel Corp.	5,463,282
146,200	Texas Instruments Inc.	4,643,312

		10,106,594

Software - 3.8%
270,200	Microsoft Corp.	6,919,822

	TOTAL INFORMATION TECHNOLOGY	30,842,214

MATERIALS - 0.7%
Chemicals - 0.7%
22,500	Air Products & Chemicals Inc.	1,344,600

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
20,000	ALLTEL Corp.	1,330,000
46,000	AT&T Corp.	910,800
75,590	SBC Communications Inc.	1,848,176

		4,088,976

Wireless Telecommunication Services - 1.1%
56,000	Nextel Communications Inc., Class A Shares *	1,948,800

	TOTAL TELECOMMUNICATION SERVICES	6,037,776

UTILITIES - 0.8%
Multi-Utilities - 0.8%
35,000	Sempra Energy	1,487,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $172,070,440)	174,750,997

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 4.6%
Repurchase Agreement - 4.6%
$8,338,000	State Street Bank & Trust Co., dated 7/29/05, 2.960% due 8/1/05; Proceeds due at maturity - $8,340,057; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21, Market value - $8,507,064) (Cost - $8,338,000)	8,338,000

	TOTAL INVESTMENTS - 101.0% (Cost - $180,408,440#)	183,088,997
	Liabilities in Excess of Other Assets - (1.0)%	(1,729,102)

	TOTAL NET ASSETS - 100.0%	$181,359,895

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund (the “Fund”), is a separate non-diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,730,011
Gross unrealized depreciation	(16,049,454)

Net unrealized appreciation	$2,680,557

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: September 28, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: September 28, 2005